Consolidated Statements of Cash Flows	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)
Cash flows from operating activities
Net income	$ 8,268,367	$ 1,062,786	$ 9,936,794		$ 6,292,870
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of plant and equipment			4,868		13,924
Amortization of right-of-use asset			85,477		102,573
Gain from unrealized foreign currency translation	214,994	27,635	(61,043)		178,454
Changes in operating assets and liabilities
Accounts receivable, net	6,335,863	814,389	(7,755,205)		(907,711)
Merchandise inventories, net	(26,189)	(3,366)	(1,855,686)
Prepayments	5,000	643	90,000		(5,000)
Long-term deposits			18,000		(5,200)
Accounts payable	(262,048)	(33,683)	(5,441)		(119,019)
Accounts payable - related parties	(9,163,121)	(1,177,794)	15,554,384		4,682,655
Accruals	768,541	98,785	402,540		566,078
Contract liabilities	(505,960)	(65,035)	(697,439)		1,705,854
Operating lease obligation			(87,972)		(100,849)
Taxes payables	585,087	75,205	119,002		(1,442,797)
Net cash generated from operating activities	6,220,534	799,565	15,748,279		10,961,832
Cash flows from investing activity
Repayment by the director	145,166	18,659	846,860		1,444,872
Net cash generated from investing activity	145,166	18,659	846,860		1,444,872
Cash flows from financing activity
Deferred initial public offering cost			(2,075,897)		(3,176,871)
Proceed from Initial Public Offering of shares	42,871,117	5,510,497
Net cash (used in) generated from financing activity	42,871,117	5,510,497	(2,075,897)		(3,176,871)
Change in cash	49,236,817	6,328,721	14,519,242		9,229,833
Effect of foreign exchange on cash	(271,488)	(7,783)	3,844		(157,725)
Cash at the beginning of the year	35,885,666	4,585,500	21,362,580		12,290,472
Cash at the end of the year	84,850,995	10,906,438	35,885,666	$ 4,585,500	21,362,580
Supplementary cash flow information
Cash paid for income tax	1,671,400	214,836	2,697,998		2,619,407
Cash paid for interest expense